Summary of Significant Accounting Policies - Schedule of Accounts Receivable by Customers (Details) - Accounts Receivable - Customer Concentration Risk - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk [Line Items]
Concentrations of credit risk accounts receivable	$ 5,262,041
Concentration risk, percentage	20.40%	10.00%